Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Research and development costs | $	$ 184		$ 163		$ 475
Advertising and promotional expenses | $	$ 16		$ 13		$ 13
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 14,363		¥ 12,873		¥ 13,808
Advertising and promotional expenses | ¥		¥ 0		¥ 4		¥ 58